Commitments, Contingencies and Guarantees	12 Months Ended
Mar. 31, 2011
Commitments Contingencies and Guarantees
Commitments Contingencies and Guarantees

20. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite notes that may be issued by the clients. The outstanding commitments under these agreements are included below in commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Nomura began consolidating, in accordance with its adoption of ASC 810 as amended by ASU 2009-17, certain VIEs which are engaged in the aircraft leasing business. Certain of these VIEs also have commitments to purchase aircraft. The outstanding commitments under these agreements are included in commitments to purchase aircraft.

These commitments outstanding were as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Commitments to extend credit	¥228,439	¥264,736	$3,199
Commitments to invest in partnerships	40,203	38,008	459
Commitments to purchase aircraft	—	77,928	942

As of March 31, 2011, these commitments had the following maturities:

	Millions of yen
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥264,736	¥70,621	¥64,289	¥128,105	¥1,721
Commitments to invest in partnerships	38,008	274	23,886	282	13,566
Commitments to purchase aircraft	77,928	24,905	45,066	7,957	—

	Translation into millions of U.S. dollars
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,199	$853	$777	$1,548	$21
Commitments to invest in partnerships	459	3	289	3	164
Commitments to purchase aircraft	942	301	545	96	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients' creditworthiness and the value of collateral held. Nomura evaluates each client's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments

Purchase obligations for goods or services that include payments for construction-related, advertising, and computer and telecommunications maintenance agreements amounted to ¥50,690 million as of March 31, 2010 and ¥39,543 million ($478 million) as of March 31, 2011.

Nomura has commitments under resale and repurchase agreements including amounts in connection with collateralized agreements, collateralized financing and Gensaki transactions. These commitments amounted to ¥2,306 billion for resale agreements and ¥1,072 billion for repurchase agreements as of March 31, 2010 and ¥1,337 billion ($16.16 billion) for resale agreements and ¥1,605 billion ($19.39 billion) for repurchase agreements as of March 31, 2011. These amounts include certain types of repurchase transactions and securities transactions which Nomura accounts for as sales rather than collateralized financings in accordance with ASC 860.

In Japan, there is a market in which participants lend and borrow debt and equity securities without collateral to and from financial institutions. Under these arrangements, Nomura had obligations to return debt and equity securities borrowed without collateral of ¥188 billion and ¥300 billion ($3.62 billion) as of March 31, 2010 and 2011, respectively.

As a member of securities clearing houses and exchanges, Nomura may be required to pay a certain share of the financial obligations of another member who may default on its obligations to the clearing house or the exchange. These guarantees are generally required under the membership agreements. To mitigate these risks, exchanges and clearing houses often require members to post collateral. The potential for Nomura to make payments under such guarantees is deemed remote.

Leases

Nomura leases its office space and certain employees' residential facilities in Japan primarily under cancelable lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under noncancelable lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2009, 2010 and 2011 were ¥46,467 million, ¥49,374 million and ¥48,957 million ($592 million), respectively. A portion of such rentals is paid to NLB, an affiliated company. See Note 19 "Affiliated companies and other equity-method investees" for more information on NLB.

Lease deposits and rent paid to NLB were as follows:

	Millions of yen			Translation into millions of U.S. dollars
	March 31
	2009	2010	2011	2011
Lease deposits	¥9,175	¥6,541	¥4,229	$51
Rent paid during the year	5,432	4,531	4,358	53

In August 2009 a Nomura consolidated subsidiary, Nomura Properties plc ("NPP") entered into a 20 year lease as tenant of a 525,000 square foot development at 1 Angel Lane in London in the U.K. Construction was completed in December 2010 and the building is now used as Nomura's European headquarters. NPP was involved in the construction of the building and therefore was deemed the owner of the construction project from an accounting perspective in accordance with ASC 840. The building has been recognized on Nomura's consolidated balance sheets from the start of the lease term in 2009. The building remains on Nomura's consolidated balance sheets after completion of construction due to the NPP's continuing involvement with the property and is depreciated over its useful life similar to the treatment of a capital lease.

The following table presents a schedule of future minimum lease payments under capital leases as of March 31, 2011:

	Millions of yen	Translation into millions of U.S. dollars
	March 31
	2011	2011
Total minimum lease payments	¥49,977	$604
Less: Amount representing interest	(26,680)	(322)

Present value of net lease payments	¥23,297	$282

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	¥49,977	¥386	¥153	¥86	¥48	¥2,612	¥46,692

	Translation into millions of U.S. dollars
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	$604	$5	$2	$1	$1	$31	$564

Office buildings, land, equipment and facilities on the consolidated balance sheets includes capital lease assets at the amount of ¥26,099 million and ¥24,855 million ($300 million) as of March 31, 2010 and 2011, respectively.

The following table presents a schedule of future minimum rental payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2011:

	Millions of yen	Translation into millions of U.S. dollars
	March 31
	2011	2011
Total minimum lease payments	¥88,215	$1,066
Less: Sublease rental income	(11,412)	(138)

Net lease payments	¥76,803	$928

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189

	Translation into millions of U.S. dollars
		Years of payment
	Total	Less than 1 year	1 to 2 Years	2 to 3 Years	3 to 4 Years	4 to 5 Years	More than 5 years
Minimum lease payments	$1,066	$182	$171	$136	$112	$100	$365

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities, and tax increases.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer economic loss from any fines, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

In accordance with ASC 450 "Contingencies", Nomura recognizes a liability for this risk of loss arising on each individual matter when an estimated economic loss is probable and the amount of such loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws. Nomura cannot therefore estimate with confidence losses or ranges of losses for actions and proceedings where there is only a reasonably possible risk of loss.

Nomura believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to Nomura's financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated results of operations or cash flows in a particular quarter or annual period.

The most significant actions and proceedings against Nomura are summarized below. Where possible, the amount of the claim of the counterparty is disclosed which provides an indication of the maximum loss Nomura may incur.

In January 2008, NIP was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the "Tax Notice"). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of EUR 33.8 million, including interest, already refunded. In March 2008, NIP lodged an appeal against the Tax Notice rejecting the Italian tax authorities' demands for reimbursement and in November 2009, a decision was issued by the Pescara Tax Court in favor of the Italian Tax Authorities. NIP is vigorously challenging this decision.

In April 2010, Lehman Brothers Holdings Inc. and Lehman Brothers Special Financing Inc. (collectively, "Lehman Inc.") commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proofs of claims filed by the Company's subsidiaries, NSC, NIP and Nomura Global Financial Products Inc. in respect of swaps and other derivative transactions in the total amount of approximately $1 billion; and in the case of NSC and NIP, Lehman Inc. is seeking to recover damages.

Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the "Fairfield Funds"), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee's on-going recovery procedure pursuant to the Securities Investor Protection Act in the U.S. since December 2008), have filed lawsuits in the Supreme Court of the State of New York and U.S. Bankruptcy Court against a number of investors, including NIP, seeking to recover redemption payments that the Fairfield Funds allege, inter alia, were mistakenly made. In a complaint dated October 5, 2010, the amount claimed against NIP was approximately $34 million plus interest. The claim against NIP is proceeding in the U.S. Bankruptcy Court.

On November 11, 2010, the High Court in London ruled in favor of NIP and Nomura Bank International Plc ("NBI") dismissing claims made by WestLB AG ("WestLB") against them. WestLB first served the proceedings on NIP and NBI in April 2009, claiming that under the terms of a note issued by NBI and which matured in October 2008, WestLB was entitled to receive approximately $22 million, which it claimed to be the value of a fund of shares referable to the NBI note. WestLB sought permission to appeal and this was granted by the Court of Appeal on March 7, 2011.

On March 1, 2011, PT Bank Mutiara Tbk. ("Bank Mutiara") commenced proceedings in the Commercial Court of the Canton of Zurich against a special purpose company ("SPC") established at the request of NIP. These are proceedings to challenge the SPC's rights over approximately $156 million in an account held in Switzerland. The SPC has a security interest over the money pursuant to a loan facility with a third party. The SPC does not believe that Bank Mutiara has any enforceable security interest over the funds and is seeking release of the monies.

Subsequent events

In April 2011, the Federal Home Loan Bank of Boston ("FHLB-Boston") commenced proceedings in the Superior Court of Massachusetts against numerous sponsors, issuers and underwriters of residential mortgage-backed securities ("MBS"), and their controlling persons, including certain of the Company's U.S. subsidiaries. The action alleges that FHLB-Boston purchased residential MBS issued by a Company's subsidiary for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by a Company's subsidiary but does not specify the amount of its purchases or the amount of any alleged losses. Due to the lack of information at this stage of the litigation and the uncertainties involved, Nomura cannot provide any meaningful estimate of its exposure to loss related to this matter at this time.

Nomura supports the position of the Company's subsidiaries in each of these claims.

Certain Mortgage-Related Contingencies in the U.S.

Certain of the Company's subsidiaries in the U.S. securitized mortgage loans in the form of MBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the "originators"). In connection with such purchases, these subsidiaries received loan level representations from the originators. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower's credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator's guidelines, and the fact that the loan was originated in compliance with applicable laws.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, which the subsidiaries believe were made at the insistence of one or more investors and from certificate insurers. Each claim received has been reviewed, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit.

In light of economic conditions and continuing defaults in residential mortgages, it is anticipated that the relevant subsidiaries may receive additional repurchase claims. Nomura's exposure with respect to such claims will be influenced by the following factors, among others: the number of loans in which there are provable breaches of representations or warranties and fluctuations in unemployment and values in the residential real estate markets which affect the frequency of defaults and the loss severity for defaulting loans. This exposure may be mitigated to the extent that the subsidiaries are able to pursue and collect from the originators for those loans in which there are provable breaches. As of May 31, 2011, the subsidiaries have received loan repurchase claims of $796 million that are unresolved. In light of the uncertainties involved, Nomura cannot provide any meaningful estimate of its exposure to the existing unresolved demands or any additional breach of representation claims at this time.

Guarantees—

ASC 460 "Guarantees" specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura's derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees:

	Millions of yen				Translation into millions of U.S. dollars
	March 31
	2010		2011
	Carrying value	Maximum Potential Payout / Notional Total	Carrying value	Maximum Potential Payout / Notional Total	Carrying value	Maximum Potential Payout / Notional Total
Derivative contracts(1)	¥2,604,545	¥72,650,089	¥3,539,472	¥101,555,634	$42,768	$1,227,110
Standby letters of credit and other guarantees(2)	340	10,146	267	8,512	3	103

(1)	Credit derivatives are disclosed in Note 4, "Derivative instruments and hedging activities" and are excluded from "Derivative Contracts".
(2)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2010 is ¥8,089 million and as of March 31, 2011 is ¥6,761 million ($82 million).

The following table presents maturity information on Nomura's derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees as of March 31, 2011:

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,539,472	¥101,555,634	¥37,985,935	¥18,909,144	¥10,705,026	¥33,955,529
Standby letters of credit and other guarantees	267	8,512	205	9	190	8,108

	Translation into millions of U.S. dollars
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$42,768	$1,227,110	$458,989	$228,482	$129,350	$410,289
Standby letters of credit and other guarantees	3	103	2	1	2	98